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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Birch Run Capital, LLC
Address: 1350 Broadway, Suite 2412
         New York, NY 10018

13F File Number: 28-005-42627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Caren Abramovich
Title:   Chief Operating & Compliance Officer
Phone:   212-433-1980

Signature, Place, and Date of Signing:

/s/ Caren Abramovich    New York, NY    11/14/2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in his list, omit this section.]

    Form 13F File Number       Name

    28-____________________    ________________________________________________

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: 240,112
                                        (thousands)

List of Other Included Managers:        NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

                      COLUMN 2 COLUMN 3        COLUMN 4       COLUMN 5  COLUMN 6  COLUMN 7           COLUMN 8
     COLUMN 1         -------- --------- -------------------- -------- ---------- -------- ---- -------------------
                      TITLE OF            VALUE   SHRS OR PRN SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER         CLASS    CUSIP    (X$1000)     AMT     PRN CALL DISCRETION MANAGERS SOLE   SHARE     NONE
--------------        -------- --------- -------- ----------- --- ---- ---------- -------- ---- --------- ---------
BANK OF AMERICA
  CORP...............   COM    060505104   1,501     170,000  SH  CALL   OTHER
CHATHAM LODGING
  TRUST..............   COM    16208T102   6,342     456,902  SH         OTHER                    456,902
CIT GROUP INC........   COM    125581801   9,174     232,897  SH         OTHER                    108,860   124,037
CORE-MARK HOLDING
  CO INC.............   COM    218681104   1,707      35,481  SH         OTHER                     35,481
EAGLE MATERIALS
  INC................   COM    26969P108   5,225     112,952  SH         OTHER                     12,952   100,000
EMCOR GROUP INC......   COM    29084Q100   5,708     200,000  SH         OTHER                    200,000
EPL OIL & GAS INC....   COM    26883D108  29,750   1,466,228  SH         OTHER                    619,623   846,605
NORTHEAST
  BANCORP............   COM    663904209     475      49,980  SH         OTHER                     49,980
PNC FINANCIAL
  SERVICES GROUP.....   COM    693475105   2,209      35,000  SH  CALL   OTHER
PRIMUS
  TELECOMMUNICATIONS
  GP.................   COM    741929301     577      37,786  SH         OTHER                     37,786
QUIKSILVER INC.......   COM    74838C106  10,376   3,125,443  SH         OTHER                  1,525,443 1,600,000
REGIS CORP...........   COM    758932107 119,821   6,519,080  SH         OTHER                  6,519,080
RETAIL OPPORTUNITY
  INVESTMENTS........   COM    76131N101   9,510     738,935  SH         OTHER                     53,935   685,000
RETAIL OPPORTUNITY
  INVESTMENTS........   COM    76131N101   4,782     371,600  SH  CALL   OTHER
SLM CORP.............   COM    78442P106   1,085      69,000  SH         OTHER                     69,000
STAPLES INC..........   COM    855030102   1,198     104,000  SH         OTHER                    104,000
STARWOOD PROPERTY
  TRUST INC..........   COM    85571B105  22,436     964,150  SH         OTHER                    307,750   656,400
WALTER INVESTMENT
  MANAGEMENT.........   COM    93317W102   7,282     196,763  SH         OTHER                    196,763
ZIPREALTY INC........   COM    98974V107     955     338,661  SH         OTHER                    338,661